Fees Summary	Dec. 19, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,819,000
Previously Paid Amount	0.00
Total Fee Amount	665.50
Total Offset Amount	0.00
Net Fee	665.50
Narrative - Max Aggregate Offering Price	$ 4,819,000
Final Prospectus	true